RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Share	Dec. 31, 2023 USD ($) Share
Disclosure of transactions between related parties [line items]
Due to related parties for payroll expenses, consulting fees, bonuses accruals, vacation accruals and other expenses	$ 680	$ 1,160
Receivables from related parties (related to rent and office expenses)	$ 20	$ 20
Deferred Share Units [Member]
Disclosure of transactions between related parties [line items]
Number of units issued | Share	145,783	74,865